Document and Entity Information	Nov. 12, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2025
Entity File Number	001-9025
Entity Registrant Name	VISTA GOLD CORP.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	8310 S Valley Hwy,
Entity Address, Adress Line Two	SuitE 300
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	981-1185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	VGZ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000783324
Amendment Flag	false